EMPLOYEE BENEFITS (Details 8)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Plan Assets Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	43.00%	43.00%	43.00%
Plan assets percentage, unrated
Plan assets percentage	43.00%	43.00%	43.00%
Plan Assets Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	10.00%	10.00%	10.00%
Plan assets percentage, unrated
Plan assets percentage	10.00%	10.00%	10.00%
Plan Assets Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	15.00%	15.00%	15.00%
Plan assets percentage, unrated
Plan assets percentage	15.00%	15.00%	15.00%
Plan Assets Cash [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	6.00%	6.00%	6.00%
Plan assets percentage, unrated
Plan assets percentage	6.00%	6.00%	6.00%
Plan Assets Others [Member]
IfrsStatementLineItems [Line Items]
Plan assets percentage, rated	26.00%	26.00%	26.00%
Plan assets percentage, unrated
Plan assets percentage	26.00%	26.00%	26.00%